Capital - Disclosure of Share Warrants and Non-employee Warrants (Detail)	12 Months Ended
Dec. 31, 2022 shares Shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants/shares outstanding as of 01/01/2022	10,978,720
Number of warrants/shares granted	1,183,319
Number of warrants/shares vested/exercised	191,658
Number of warrants/shares voided | Shares	1,377,779
Number of warrants/shares outstanding as of 12/31/2022	10,592,602
Maximum of shares to be issued	10,592,602
Number of warrants/shares exercisable as of 12/31/2022	8,296,744
Free Shares [member] | 5/18/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/18/2015
Type	Free shares
Strike price per share in euros | € / shares	€ 28.17
Free Shares [member] | 10/08/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/08/2018
Type	Free shares
Strike price per share in euros | € / shares	€ 23.84
Free Shares [member] | 12/17/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	12/17/2018
Type	Free shares
Strike price per share in euros | € / shares	€ 16
Free Shares [member] | 03/07/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/07/2019
Type	Free shares
Strike price per share in euros | € / shares	€ 16
Free Shares [member] | 04/24/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	04/24/2019
Type	Free shares
Strike price per share in euros | € / shares	€ 18.01
Free Shares [member] | 07/16/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	07/16/2019
Type	Free shares
Strike price per share in euros | € / shares	€ 14.01
Free Shares [member] | 11/06/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/06/2019
Type	Free shares
Strike price per share in euros | € / shares	€ 11.32
Free Shares [member] | 11/18/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/18/2019
Type	Free shares
Strike price per share in euros | € / shares	€ 12.16
Free Shares [member] | 03/4/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/04/2020
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2022	6,500
Number of warrants/shares vested/exercised	6,500
Number of warrants/shares outstanding as of 12/31/2022
Strike price per share in euros | € / shares	€ 14.54
Free Shares [member] | 04/14/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	04/14/2020
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2022	20,000
Number of warrants/shares vested/exercised	20,000
Number of warrants/shares outstanding as of 12/31/2022
Strike price per share in euros | € / shares	€ 9.14
Free Shares [member] | 06/19/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	06/19/2020
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2022	10,000
Number of warrants/shares voided	10,000
Number of warrants/shares outstanding as of 12/31/2022
Strike price per share in euros | € / shares	€ 14.76
Free Shares [member] | 07/20/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	07/20/2020
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2022	10,000
Number of warrants/shares vested/exercised	10,000
Number of warrants/shares outstanding as of 12/31/2022
Strike price per share in euros | € / shares	€ 15.76
Free Shares [member] | 08/05/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	08/05/2020
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2022	34,000
Number of warrants/shares vested/exercised	32,000
Number of warrants/shares voided	2,000
Number of warrants/shares outstanding as of 12/31/2022
Strike price per share in euros | € / shares	€ 14
Free Shares [member] | 09/11/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/11/2020
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2022	15,000
Number of warrants/shares vested/exercised	15,000
Number of warrants/shares outstanding as of 12/31/2022
Strike price per share in euros | € / shares	€ 14.58
Free Shares [member] | 10/14/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/14/2020
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2022	335,330
Number of warrants/shares vested/exercised	94,758
Number of warrants/shares voided	52,154
Number of warrants/shares outstanding as of 12/31/2022	188,418
Maximum of shares to be issued	188,418
Strike price per share in euros | € / shares	€ 22.45
Free Shares [member] | 11/05/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/05/2020
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2022	16,600
Number of warrants/shares vested/exercised	11,600
Number of warrants/shares voided	5,000
Number of warrants/shares outstanding as of 12/31/2022
Strike price per share in euros | € / shares	€ 14.76
Free Shares [member] | 12/16/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	12/16/2020
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2022	7,300
Number of warrants/shares vested/exercised	1,800
Number of warrants/shares voided	5,500
Number of warrants/shares outstanding as of 12/31/2022
Strike price per share in euros | € / shares	€ 23.75
Free Shares [member] | 03/05/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/05/2021
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2022	16,500
Number of warrants/shares outstanding as of 12/31/2022	16,500
Maximum of shares to be issued	16,500
Strike price per share in euros | € / shares	€ 14.44
Free Shares [member] | 05/12/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/12/2021
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2022	2,000
Number of warrants/shares outstanding as of 12/31/2022	2,000
Maximum of shares to be issued	2,000
Strike price per share in euros | € / shares	€ 12.7
Free Shares [member] | 05/28/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/28/2021
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2022	148,225
Number of warrants/shares voided	6,900
Number of warrants/shares outstanding as of 12/31/2022	141,325
Maximum of shares to be issued	141,325
Strike price per share in euros | € / shares	€ 12.38
Free Shares [member] | 09/30/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/30/2021
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2022	12,425
Number of warrants/shares voided	6,900
Number of warrants/shares outstanding as of 12/31/2022	5,525
Maximum of shares to be issued	5,525
Strike price per share in euros | € / shares	€ 11.22
Free Shares [member] | 10/13/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/13/2021
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2022	4,500
Number of warrants/shares outstanding as of 12/31/2022	4,500
Maximum of shares to be issued	4,500
Strike price per share in euros | € / shares	€ 8.29
Free Shares [member] | 11/25/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/25/2021
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2022	2,100
Number of warrants/shares outstanding as of 12/31/2022	2,100
Maximum of shares to be issued	2,100
Strike price per share in euros | € / shares	€ 7.84
Free Shares [member] | 11/30/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/30/2021
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2022	700
Number of warrants/shares voided	700
Number of warrants/shares outstanding as of 12/31/2022
Strike price per share in euros | € / shares	€ 7.42
Free Shares [member] | 12/19/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	12/19/2022
Type	Free shares
Number of warrants/shares granted	2,960
Number of warrants/shares outstanding as of 12/31/2022	2,960
Maximum of shares to be issued	2,960
Strike price per share in euros | € / shares	€ 1.91
Free Shares [member] | 11/08/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/08/2022
Type	Free shares
Number of warrants/shares granted	30,000
Number of warrants/shares outstanding as of 12/31/2022	30,000
Maximum of shares to be issued	30,000
Strike price per share in euros | € / shares	€ 2.37
Free Shares [member] | 05/24/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/24/2022
Type	Free shares
Number of warrants/shares granted	44,659
Number of warrants/shares voided	4,600
Number of warrants/shares outstanding as of 12/31/2022	40,059
Maximum of shares to be issued	40,059
Strike price per share in euros | € / shares	€ 3.27
Free Shares [member] | 03/29/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/29/2022
Type	Free shares
Number of warrants/shares granted	1,900
Number of warrants/shares outstanding as of 12/31/2022	1,900
Maximum of shares to be issued	1,900
Strike price per share in euros | € / shares	€ 4.09
Free Shares [member] | 03/03/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/03/2022
Type	Free shares
Number of warrants/shares granted	274,551
Number of warrants/shares voided	31,292
Number of warrants/shares outstanding as of 12/31/2022	243,259
Maximum of shares to be issued	243,259
Strike price per share in euros | € / shares	€ 2.74
Free Shares [member] | 01/06/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	01/06/2022
Type	Free shares
Number of warrants/shares granted	700
Number of warrants/shares voided	700
Strike price per share in euros | € / shares	€ 6.74
BSA [member] | 3/27/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/27/2015
Type	BSA
Number of warrants/shares outstanding as of 01/01/2022 | Shares	130,000
Number of warrants/shares outstanding as of 12/31/2022 | Shares	130,000
Maximum of shares to be issued	130,000
Number of warrants/shares exercisable as of 12/31/2022 | Shares	130,000
Strike price per share in euros | € / shares	€ 38.45
BSA [member] | 5/18/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/18/2015
Type	BSA
Number of warrants/shares outstanding as of 01/01/2022 | Shares	50,000
Number of warrants/shares outstanding as of 12/31/2022 | Shares	50,000
Maximum of shares to be issued	50,000
Number of warrants/shares exercisable as of 12/31/2022 | Shares	50,000
Strike price per share in euros | € / shares	€ 29.58
BSA [member] | 9/8/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/08/2015
Type	BSA
Number of warrants/shares outstanding as of 01/01/2022 | Shares	224,200
Number of warrants/shares outstanding as of 12/31/2022 | Shares	224,200
Maximum of shares to be issued	224,200
Number of warrants/shares exercisable as of 12/31/2022 | Shares	224,200
Strike price per share in euros | € / shares	€ 28.01
BSA [member] | 3/14/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/14/2016
Type	BSA
Number of warrants/shares outstanding as of 01/01/2022 | Shares	147,025
Number of warrants/shares outstanding as of 12/31/2022 | Shares	147,025
Maximum of shares to be issued	147,025
Number of warrants/shares exercisable as of 12/31/2022 | Shares	147,025
Strike price per share in euros | € / shares	€ 27.37
BSA [member] | 10/28/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/28/2016
Type	BSA
Number of warrants/shares outstanding as of 01/01/2022 | Shares	145,000
Number of warrants/shares outstanding as of 12/31/2022 | Shares	145,000
Maximum of shares to be issued	145,000
Number of warrants/shares exercisable as of 12/31/2022 | Shares	145,000
Strike price per share in euros | € / shares	€ 18.68
BSA [member] | 10/11/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/11/2017
Type	BSA
Number of warrants/shares outstanding as of 01/01/2022 | Shares	200,000
Number of warrants/shares outstanding as of 12/31/2022 | Shares	200,000
Maximum of shares to be issued	200,000
Number of warrants/shares exercisable as of 12/31/2022 | Shares	200,000
Strike price per share in euros | € / shares	€ 24.34
Stock options [member] | 3/24/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/24/2015
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2022 | Shares	1,410,332
Number of warrants/shares voided | Shares	58,428
Number of warrants/shares outstanding as of 12/31/2022 | Shares	1,351,904
Maximum of shares to be issued	1,351,904
Number of warrants/shares exercisable as of 12/31/2022 | Shares	1,351,904
Strike price per share in euros | € / shares	€ 38.45
Stock options [member] | 9/8/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/08/2015
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2022 | Shares	1,411,800
Number of warrants/shares voided | Shares	94,500
Number of warrants/shares outstanding as of 12/31/2022 | Shares	1,317,300
Maximum of shares to be issued	1,317,300
Number of warrants/shares exercisable as of 12/31/2022 | Shares	1,317,300
Strike price per share in euros | € / shares	€ 27.55
Stock options [member] | 3/14/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/14/2016
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2022 | Shares	1,446,602
Number of warrants/shares voided | Shares	181,735
Number of warrants/shares outstanding as of 12/31/2022 | Shares	1,264,867
Maximum of shares to be issued	1,264,867
Number of warrants/shares exercisable as of 12/31/2022 | Shares	1,264,867
Strike price per share in euros | € / shares	€ 22.44
Stock options [member] | 10/28/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/28/2016
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2022 | Shares	1,608,134
Number of warrants/shares voided | Shares	163,432
Number of warrants/shares outstanding as of 12/31/2022 | Shares	1,444,702
Maximum of shares to be issued	1,444,702
Number of warrants/shares exercisable as of 12/31/2022 | Shares	1,444,702
Strike price per share in euros | € / shares	€ 17.9
Stock options [member] | 10/11/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/11/2017
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2022 | Shares	772,000
Number of warrants/shares voided | Shares	107,000
Number of warrants/shares outstanding as of 12/31/2022 | Shares	665,000
Maximum of shares to be issued	665,000
Number of warrants/shares exercisable as of 12/31/2022 | Shares	665,000
Strike price per share in euros | € / shares	€ 22.57
Stock options [member] | 10/08/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/08/2018
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2022 | Shares	5,000
Number of warrants/shares outstanding as of 12/31/2022 | Shares	5,000
Maximum of shares to be issued	5,000
Number of warrants/shares exercisable as of 12/31/2022 | Shares	5,000
Strike price per share in euros | € / shares	€ 24.8
Stock options [member] | 12/17/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	12/17/2018
Type	Stock Options
Strike price per share in euros | € / shares	€ 18.37
Stock options [member] | 03/07/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/07/2019
Type	Stock Options
Strike price per share in euros | € / shares	€ 15.69
Stock options [member] | 04/24/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	04/24/2019
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2022 | Shares	1,074,916
Number of warrants/shares voided | Shares	148,625
Number of warrants/shares outstanding as of 12/31/2022 | Shares	926,291
Maximum of shares to be issued	926,291
Number of warrants/shares exercisable as of 12/31/2022 | Shares	864,044
Strike price per share in euros | € / shares	€ 18.25
Stock options [member] | 11/06/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/06/2019
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2022 | Shares	30,000
Number of warrants/shares outstanding as of 12/31/2022 | Shares	30,000
Maximum of shares to be issued	30,000
Number of warrants/shares exercisable as of 12/31/2022 | Shares	22,500
Strike price per share in euros | € / shares	€ 11.06
Stock options [member] | 11/18/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/18/2019
Type	Stock Options
Strike price per share in euros | € / shares	€ 12.33
Stock options [member] | 04/14/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	04/14/2020
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2022	160,000
Number of warrants/shares voided	160,000
Number of warrants/shares outstanding as of 12/31/2022
Strike price per share in euros | € / shares	€ 8.27
Stock options [member] | 06/19/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	06/19/2020
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2022	17,000
Number of warrants/shares voided	17,000
Number of warrants/shares outstanding as of 12/31/2022
Strike price per share in euros | € / shares	€ 15.84
Stock options [member] | 07/20/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	07/20/2020
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2022	17,000
Number of warrants/shares outstanding as of 12/31/2022	17,000
Maximum of shares to be issued	17,000
Number of warrants/shares exercisable as of 12/31/2022	9,562
Strike price per share in euros | € / shares	€ 15.12
Stock options [member] | 08/05/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	08/05/2020
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2022	187,750
Number of warrants/shares voided	53,750
Number of warrants/shares outstanding as of 12/31/2022	134,000
Maximum of shares to be issued	134,000
Number of warrants/shares exercisable as of 12/31/2022	77,561
Strike price per share in euros | € / shares	€ 14.62
Stock options [member] | 09/11/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/11/2020
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2022	45,000
Number of warrants/shares outstanding as of 12/31/2022	45,000
Maximum of shares to be issued	45,000
Number of warrants/shares exercisable as of 12/31/2022	25,312
Strike price per share in euros | € / shares	€ 14.36
Stock options [member] | 11/05/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/05/2020
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2022	28,000
Number of warrants/shares voided	7,500
Number of warrants/shares outstanding as of 12/31/2022	20,500
Maximum of shares to be issued	20,500
Number of warrants/shares exercisable as of 12/31/2022	10,250
Strike price per share in euros | € / shares	€ 14.62
Stock options [member] | 03/04/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/04/2021
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2022	840,645
Number of warrants/shares voided	138,797
Number of warrants/shares outstanding as of 12/31/2022	701,848
Maximum of shares to be issued	701,848
Number of warrants/shares exercisable as of 12/31/2022	309,799
Strike price per share in euros | € / shares	€ 19.44
Stock options [member] | 04/13/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	04/13/2021
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2022	27,465
Number of warrants/shares outstanding as of 12/31/2022	27,465
Maximum of shares to be issued	27,465
Number of warrants/shares exercisable as of 12/31/2022	11,729
Strike price per share in euros | € / shares	€ 16.07
Stock options [member] | 05/12/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/12/2021
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2022	3,500
Number of warrants/shares outstanding as of 12/31/2022	3,500
Maximum of shares to be issued	3,500
Number of warrants/shares exercisable as of 12/31/2022	1,312
Strike price per share in euros | € / shares	€ 14.36
Stock options [member] | 05/28/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/28/2021
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2022	35,000
Number of warrants/shares voided	10,000
Number of warrants/shares outstanding as of 12/31/2022	25,000
Maximum of shares to be issued	25,000
Number of warrants/shares exercisable as of 12/31/2022	9,375
Strike price per share in euros | € / shares	€ 12.69
Stock options [member] | 09/30/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/30/2021
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2022	24,850
Number of warrants/shares voided	10,050
Number of warrants/shares outstanding as of 12/31/2022	14,800
Maximum of shares to be issued	14,800
Number of warrants/shares exercisable as of 12/31/2022	6,927
Strike price per share in euros | € / shares	€ 11.51
Stock options [member] | 10/13/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/13/2021
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2022	9,000
Number of warrants/shares outstanding as of 12/31/2022	9,000
Maximum of shares to be issued	9,000
Number of warrants/shares exercisable as of 12/31/2022	2,250
Strike price per share in euros | € / shares	€ 10.29
Stock options [member] | 11/25/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/25/2021
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2022	4,500
Number of warrants/shares outstanding as of 12/31/2022	4,500
Maximum of shares to be issued	4,500
Number of warrants/shares exercisable as of 12/31/2022	1,125
Strike price per share in euros | € / shares	€ 8.81
Stock options [member] | 11/30/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/30/2021
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2022	1,300
Number of warrants/shares voided	1,300
Number of warrants/shares outstanding as of 12/31/2022
Strike price per share in euros | € / shares	€ 8.54
Stock options [member] | 12/19/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	12/19/2022
Type	Stock Options
Number of warrants/shares granted	2,065
Number of warrants/shares outstanding as of 12/31/2022	2,065
Maximum of shares to be issued	2,065
Strike price per share in euros | € / shares	€ 2.09
Stock options [member] | 11/08/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/08/2022
Type	Stock Options
Number of warrants/shares granted	70,000
Number of warrants/shares outstanding as of 12/31/2022	70,000
Maximum of shares to be issued	70,000
Strike price per share in euros | € / shares	€ 2.34
Stock options [member] | 05/24/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/24/2022
Type	Stock Options
Number of warrants/shares granted	42,580
Number of warrants/shares voided	5,000
Number of warrants/shares outstanding as of 12/31/2022	37,580
Maximum of shares to be issued	37,580
Strike price per share in euros | € / shares	€ 3.48
Stock options [member] | 03/29/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/29/2022
Type	Stock Options
Number of warrants/shares granted	3,400
Number of warrants/shares outstanding as of 12/31/2022	3,400
Maximum of shares to be issued	3,400
Strike price per share in euros | € / shares	€ 3.96
Stock options [member] | 03/03/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/03/2022
Type	Stock Options
Number of warrants/shares granted	709,204
Number of warrants/shares voided	42,662
Number of warrants/shares outstanding as of 12/31/2022	666,542
Maximum of shares to be issued	666,542
Strike price per share in euros | € / shares	€ 4.41
Stock options [member] | 01/06/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	01/06/2022
Type	Stock Options
Number of warrants/shares granted	1,300
Number of warrants/shares voided	1,300
Strike price per share in euros | € / shares	€ 7.22
BSPCE [member] | 2/28/2008 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	02/28/2008
Type	BSPCE
Strike price per share in euros | € / shares	€ 6.16
BSPCE [member] | 7/27/2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	07/27/2010
Type	BSPCE
Strike price per share in euros | € / shares	€ 7.97
Free Shares [member] | 09/11/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/11/2020
Type	Free shares
Strike price per share in euros | € / shares	€ 14.98
Free Shares [member] | 03/05/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/05/2021
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2022	281,521
Number of warrants/shares voided	50,954
Number of warrants/shares outstanding as of 12/31/2022	230,567
Maximum of shares to be issued	230,567
Strike price per share in euros | € / shares	€ 12.69